Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 145,259	[1]		£ 134,267
Reverse repurchase agreements and other similar secured lending		3,177	[1]		8,981
Financial assets at fair value through the income statement		188,226	[1]		171,761
Financial assets at fair value through other comprehensive income		45,908	[1]		51,902
Non-derivative financial assets		1,049,896		$ 132	1,051,400
Debt securities in issue		(48,388)	[1]		(29,423)
Subordinated liabilities		(32,185)	[1]		(32,005)		£ (33,425)
Financial liabilities designated at fair value		(251,131)	[1]		(249,626)
Non-derivative financial liabilities		(1,000,754)			(1,001,271)
Other equity instruments		(56,317)	[2]		(53,710)	[2]	(50,615)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments	[3]	(9,693)			(8,621)		£ (8,323)
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		28,250			39,216
Reverse repurchase agreements and other similar secured lending		186			334
Financial assets at fair value through the income statement		9,165			8,055
Financial assets at fair value through other comprehensive income		0			300
Non-derivative financial assets		37,601			47,905
Debt securities in issue		0			(1,452)
Subordinated liabilities		(5,136)			(897)
Financial liabilities designated at fair value		(920)			(2,320)
Non-derivative financial liabilities		(6,056)			(4,669)
Standby facilities, credit lines and other commitments		115,493			108,202
IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)			(5,184)
IBOR Reform | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		11,761			19,317
Reverse repurchase agreements and other similar secured lending		0			0
Financial assets at fair value through the income statement		101			1,190
Financial assets at fair value through other comprehensive income		0			186
Non-derivative financial assets		11,862			20,693
Debt securities in issue		0			0
Subordinated liabilities		(36)			(21)
Financial liabilities designated at fair value		(708)			(149)
Non-derivative financial liabilities		(744)			(170)
Standby facilities, credit lines and other commitments		58,094			18,169
Increase (decrease) in standby facilities, credit lines and other commitments		(34,000)
IBOR Reform | GBP LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			(2,122)
IBOR Reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		15,801			17,990
Reverse repurchase agreements and other similar secured lending		186			334
Financial assets at fair value through the income statement		8,538			6,373
Financial assets at fair value through other comprehensive income		0			106
Non-derivative financial assets		24,525			24,803
Debt securities in issue		0			(1,430)
Subordinated liabilities		(3,774)			(876)
Financial liabilities designated at fair value		(212)			(1,273)
Non-derivative financial liabilities		(3,986)			(3,579)
Standby facilities, credit lines and other commitments		42,767			74,008
Increase (decrease) in standby facilities, credit lines and other commitments		34,000
IBOR Reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)			(3,062)
IBOR Reform | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24			173
Reverse repurchase agreements and other similar secured lending		0			0
Financial assets at fair value through the income statement		5			0
Financial assets at fair value through other comprehensive income		0			0
Non-derivative financial assets		29			173
Debt securities in issue		0			(22)
Subordinated liabilities		(1,213)			0
Financial liabilities designated at fair value		0			(759)
Non-derivative financial liabilities		(1,213)			(781)
Standby facilities, credit lines and other commitments		1,284			0
IBOR Reform | JPY LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			0
IBOR Reform | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		222			11
Reverse repurchase agreements and other similar secured lending		0			0
Financial assets at fair value through the income statement		327			283
Financial assets at fair value through other comprehensive income		0			0
Non-derivative financial assets		549			294
Debt securities in issue		0			0
Subordinated liabilities		0			0
Financial liabilities designated at fair value		0			0
Non-derivative financial liabilities		0			0
Standby facilities, credit lines and other commitments		375			74
IBOR Reform | CHF LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0			0
IBOR Reform | Other
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		442			1,725
Reverse repurchase agreements and other similar secured lending		0			0
Financial assets at fair value through the income statement		194			209
Financial assets at fair value through other comprehensive income		0			8
Non-derivative financial assets		636			1,942
Debt securities in issue		0			0
Subordinated liabilities		(113)			0
Financial liabilities designated at fair value		0			(139)
Non-derivative financial liabilities		(113)			(139)
Standby facilities, credit lines and other commitments		12,973			15,951
IBOR Reform | Other | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		£ 0			£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	For further details refer to Note 27.